Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 349	$ 223
Work-in-process	1,490	1,235
Finished products	744	514
Total	$ 2,583	$ 1,972